Right-of -Use Assets - Schedule of Carrying Amounts of Right-of-Use Assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	¥ 311	¥ 148
Inception of new leases	117	257
Depreciation charge	(123)	(86)
Disposal	(22)	(8)
Ending balance	283	311
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	309	136
Inception of new leases	117	257
Depreciation charge	(122)	(76)
Disposal	(22)	(8)
Ending balance	282	309
Others
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	2	12
Depreciation charge	(1)	(10)
Ending balance	¥ 1	¥ 2